CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2021	Aug. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	180,000,000	900,000,000	180,000,000
Common stock, shares issued	11,839,304		11,275,788	34,795,313
Common stock, shares outstanding	11,839,304		11,275,788	34,795,313
Common Stock
Common stock, shares authorized			900,000,000	900,000,000
Common stock, shares issued			56,378,939
Common stock, shares outstanding			56,378,939